SUPPLEMENT TO THE PROSPECTUS

United Cash Management, Inc.
  Waddell & Reed Money Market B Shares
  Waddell & Reed Money Market C Shares

The following information supplements and supersedes any contrary information contained in the Prospectus:

Effective March 24, 2000, the Fund's Waddell & Reed Money Market B shares will become subject to the contingent deferred sales charge and shareholder servicing fee currently in effect for Waddell & Reed Money Market C shares, and Waddell & Reed Money Market B shares will be redesignated as Waddell & Reed Money Market C shares. If you are a Waddell & Reed Money Market B shareholder of record at the close of business on that date, your Waddell & Reed Money Market B shares will automatically become Waddell & Reed Money Market C shares of the Fund.

After March 24, 2000, the Fund will no longer offer Waddell & Reed Money Market B shares.



To be attached to the cover page of the Prospectus of United Cash Management, Inc. Waddell & Reed Money Market B Shares and Waddell & Reed Money Market C Shares dated September 20, 1999.

This Supplement is dated February 28, 2000.


WRS4010A

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION


United Cash Management, Inc.

The following information supplements and supersedes any contrary information contained in the Statement of Additional Information:

Effective March 24, 2000, the Fund's Waddell & Reed Money Market B shares will become subject to the contingent deferred sales charge and shareholder servicing fee currently in effect for Waddell & Reed Money Market C shares, and Waddell & Reed Money Market B shares will be redesignated as Waddell & Reed Money Market C shares. If you are a Waddell & Reed Money Market B shareholder of record at the close of business on that date, your Waddell & Reed Money Market B shares will automatically become Waddell & Reed Money Market C shares of the Fund.

After March 24, 2000, the Fund will no longer offer Waddell & Reed Money Market B shares.



To be attached to the cover page of the Statement of Additional Information of United Cash Management, Inc. dated September 20, 1999.

This Supplement is dated February 28, 2000.